Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes	The Company’s income (loss) before income taxes includes the following for the six months ended June 30.
	2024	2023
	(Unaudited)
Non-PRC operations	$(328,168)	$(270,571)
PRC operations	620,407	1,218,486
Total income before income taxes	$292,239	$947,915

Schedule of Income Tax Expense	Income tax expense was comprised of the following for the six months ended June 30.
	2024	2023
	(Unaudited)
Current tax expense	$799	$36,221
Deferred tax expense	169,778	289,720
Total income tax expense	$170,577	$325,941

Schedule of Deferred Tax Assets and Liabilities	The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at June 30, 2024 and December 31, 2023 as follows.
	June 30, 2024	December 31, 2023
	(Unaudited)
Deferred tax assets
Net operating loss	$-	$8,338
Deferred revenue	16,145	39,340
Unbilled cost	403,130	374,357
Unbilled interest expenses	49,571	37,727
Software amortization	272,220	259,965
Allowance for doubtful accounts	12,005	13,459
Inventories obsolescence	-	(6,591)
Unrealized losses on trading securities	1,720	1,761
Accrued Bonus	42,065	43,074
Other	41,118	34,246
Total deferred tax assets	837,974	805,676
Deferred tax liabilities
Unbilled revenue	(2,468,456)	(2,270,234)
Unbilled interest income	(89,339)	(50,369)
Deferred government subsidiary income	-	(41,673)
Unrealized gain on short-term investment	(279)	(285)
Other	(14,841)	(14,336)
Total deferred tax liabilities	(2,572,915)	(2,376,897)
Valuation allowance	-	(32,942)
Net deferred tax liabilities	$(1,734,941)	(1,604,163)

Schedule of a Reconciliation of Income Tax Expense	Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the six months ended June 30.
	2024	2023
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25.0%	25.0%
Effect of different tax rates in different jurisdictions	28.1%	7.1%
Permanent difference	4.3%	0.1%
Exemption rendered by local authorities	1.0%	2.2%
Effective tax rate	58.4%	34.4%